Acquisitions - Summary of Assets Acquired and Liabilities Assumed (Detail) - Summit Materials, LLC [Member] - USD ($)		12 Months Ended
	Jul. 17, 2015	Jan. 02, 2016
Business Acquisition [Line Items]
Financial assets		$ 12,555,000
Inventories		2,036,000
Property, plant and equipment		57,817,000
Intangible assets		0
Other assets		(745,000)
Financial liabilities		(13,733,000)
Other long-term liabilities		(11,289,000)
Net assets acquired		46,641,000
Goodwill		15,710,000
Purchase price		62,351,000
Acquisition related liabilities		(1,044,000)
Net cash paid for acquisitions		$ 61,307,000
Davenport Acquisition [Member]
Business Acquisition [Line Items]
Inventories	$ 21,776,000
Property, plant and equipment	275,436,000
Intangible assets	0
Other assets	6,450,000
Financial liabilities	(2,190,000)
Other long-term liabilities	(4,086,000)
Net assets acquired	297,386,000
Goodwill	170,067,000
Purchase price	467,453,000
Bettendorf assets	(18,743,000)
Net cash paid for acquisitions	$ 448,710,000